INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Intangible Assets, Finite and Indefinite) (Details) (Second 2012 Affiliate Company [Member], CNY)	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets	10,180,016
Trade name [Member]
Schedule of Equity Method Investments [Line Items]
Identifiable intangible assets	10,180,016